N-6	Dec. 31, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	C M LIFE VARIABLE LIFE SEPARATE ACCOUNT I
Entity Central Index Key	0000943863
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Value	Vanguard VIF Diversified Value Portfolio Advisers: Aristotle Capital Management, LLC, Harris Associates L.P., and Hotchkis and Wiley Capital Management, LLC Sub-Adviser: N/A	0.30%	14.89%	12.24%	9.76%

Portfolio Companies [Table Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Value	Vanguard VIF Diversified Value Portfolio Advisers: Aristotle Capital Management, LLC, Harris Associates L.P., and Hotchkis and Wiley Capital Management, LLC Sub-Adviser: N/A	0.30%	14.89%	12.24%	9.76%

Vanguard VIF Diversified Value Portfolio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC, Harris Associates L.P., and Hotchkis and Wiley Capital Management, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%